FORM 5500, SCHEDULE H, PART IV, LINE 4(a) – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Schedule of Delinquent Participant Contribution [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4(a) – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
UNION PACIFIC AGREEMENT EMPLOYEE 401(k) RETIREMENT THRIFT PLAN
Employer ID No: 94-6001323
Plan No: 015

FORM 5500, SCHEDULE H, PART IV, LINE 4(a) – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS FOR THE YEAR ENDED DECEMBER 31, 2025

Plan year	Check here if late participant loan contributions are included:	Contributions Not Corrected	Contributions Corrected Outside VFCP*	Contributions Pending Correction in VFCP*	Total Fully Corrected under VFCP and PTE 2002-51*
2022	☐	$-	$62	$-	$-

*VFCP = Voluntary Fiduciary Correction Program and PTE = Prohibited Transaction Exemption.